Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.77463%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$650,940.43

Principal:
Principal Collections	$14,003,700.99
Prepayments in Full	$5,464,748.33
Liquidation Proceeds	$141,340.84
Recoveries	$121,137.19
Sub Total	$19,730,927.35
Collections	$20,381,867.78

Purchase Amounts:
Purchase Amounts Related to Principal	$482,104.82
Purchase Amounts Related to Interest	$1,941.79
Sub Total	$484,046.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,865,914.39

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,865,914.39
Servicing Fee	$284,049.04	$284,049.04	$0.00	$0.00	$20,581,865.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,581,865.35
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,581,865.35
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,581,865.35
Interest - Class A-3 Notes	$175,171.61	$175,171.61	$0.00	$0.00	$20,406,693.74
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$20,246,543.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,246,543.82
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$20,176,615.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,176,615.07
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$20,126,092.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,126,092.90
Regular Principal Payment	$19,026,696.19	$19,026,696.19	$0.00	$0.00	$1,099,396.71
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,099,396.71
Residual Released to Depositor	$0.00	$1,099,396.71	$0.00	$0.00	$0.00
Total		$20,865,914.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,026,696.19
Total					$19,026,696.19
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,026,696.19	$50.91	$175,171.61	$0.47	$19,201,867.80	$51.38
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$19,026,696.19	$14.62	$455,772.45	$0.35	$19,482,468.64	$14.97

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$124,382,205.76	0.3328397	$105,355,509.57	0.2819254
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$292,202,205.76	0.2245774	$273,175,509.57	0.2099541

Pool Information
Weighted Average APR	2.423%	2.416%
Weighted Average Remaining Term	28.44	27.74
Number of Receivables Outstanding	27,352	26,528
Pool Balance	$340,858,847.81	$320,287,462.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$318,224,675.90	$299,197,979.71
Pool Factor	0.2416807	0.2270949

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$21,089,482.37
Targeted Overcollateralization Amount	$47,111,952.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,111,952.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		103	$479,490.75
(Recoveries)		121	$121,137.19
Net Loss for Current Collection Period			$358,353.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2616%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9641%
Second Prior Collection Period			0.6424%
Prior Collection Period			0.8428%
Current Collection Period			1.3008%
Four Month Average (Current and Prior Three Collection Periods)			0.9375%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2923	$12,259,511.09
(Cumulative Recoveries)			$2,399,729.27
Cumulative Net Loss for All Collection Periods			$9,859,781.82
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6991%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,194.15
Average Net Loss for Receivables that have experienced a Realized Loss			$3,373.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.40%	286	$4,472,215.33
61-90 Days Delinquent	0.25%	44	$792,871.40
91-120 Days Delinquent	0.04%	6	$115,303.24
Over 120 Days Delinquent	0.16%	27	$515,787.33
Total Delinquent Receivables	1.84%	363	$5,896,177.30

Repossession Inventory:
Repossessed in the Current Collection Period		12	$206,605.22
Total Repossessed Inventory		21	$408,216.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2918%
Prior Collection Period			0.2705%
Current Collection Period			0.2903%
Three Month Average			0.2842%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4446%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	March 2020
Payment Date	4/15/2020
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer